Note 4 - Segmental Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Voyage revenue	$797,392	$316,100	$367	$-	$-	$1,113,859
Intersegment voyage revenue	-	800	-	-	(800)	-
Voyage expenses	(11,323)	(37,602)	(144)	-	-	(49,069)
Intersegment voyage expenses	-	-	(800)	-	800	-
Vessels’ operating expenses	(169,426)	(99,805)	-	-	-	(269,231)
Depreciation	(126,340)	(39,658)	-	-	-	(165,998)
Amortization of dry-docking and special survey costs	(11,831)	(1,655)	-	-	-	(13,486)
Vessels’ Impairment loss	-	(1,691)	-	-	-	(1,691)
Gain on sale of vessels, net	122,884	3,452	-	-	-	126,336
Interest income	3,666	2,290	-	-	-	5,956
Interest and finance costs	(101,888)	(20,333)	(12)	-	-	(122,233)
Income from equity method investments	-	-	-	2,296	-	2,296
Net Income/ (Loss) for the Year	$458,494	$97,405	$(3,503)	$2,296	$-	$554,692
For the year ended December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$678,292	$115,347	$-	$793,639
Vessels’ operating expenses	(151,452)	(28,529)	-	(179,981)
Depreciation	(125,811)	(11,147)	-	(136,958)
Amortization of dry-docking and special survey costs	(10,346)	(87)	-	(10,433)
Gain on sale of vessels, net	45,894	-	-	45,894
Interest income	1,587	-	-	1,587
Interest and finance costs	(81,887)	(4,160)	-	(86,047)
Income from equity method investments	-	-	12,859	12,859
Net Income for the Year	$303,490	$56,814	$74,817	$435,121
As of December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Total Assets	$3,272,559	$771,027	$101,807	$751,838	$(1,002)	$4,896,229
As of December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041